Principal Accounting Policies - Additional Information (Detail)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Aug. 31, 2012 Minimum	Dec. 31, 2012 Minimum	Aug. 31, 2012 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Land use right	Dec. 31, 2012 Acquired game licenses Minimum	Dec. 31, 2012 Acquired game licenses Maximum	Dec. 31, 2012 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China USD ($)	Dec. 31, 2012 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China CNY	Dec. 31, 2011 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China CNY
Significant Accounting Policies [Line Items]
Net cash outflows from operations	$ (78,520,419)	(489,190,063)	(270,894,564)	(247,551,589)
Foreign exchange net (loss) gain	300,000	1,900,000	(10,600,000)	(4,500,000)
Cash equivalents, bank deposits	8,300,000				16,100,000
Cash and cash equivalents	88,967,883	554,278,809	1,071,725,828	1,416,189,294	172,023,856	1,675,081,345								80,200,000	499,500,000	959,900,000
Allowance for doubtful accounts		26,834
Allowance for doubtful accounts written off			22,200,000
Intangible Assets, useful life											44 years	2 years	7 years
Premium features with a stated expiration time,range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time								1 day		90 days
Perpetual features with no predetermined expiration, period over which revenue is recognized ratably over estimated average lives of the perpetual features										1 year
Sales tax rate	5.00%	5.00%
Value-added tax							3.00%		6.00%
Advertising expenses	13,700,000	85,300,000	32,800,000	23,500,000
Unrestricted government subsidies from local government	$ 100,000	700,000	1,200,000	23,500,000
Percentage of total account receivable attributable to national online distributor	12.00%	12.00%			9.00%